Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Customer advances	¥ 136,893,906	$ 20,979,909	¥ 67,098,949
Payable to employees	66,058,774	10,123,950	42,469,850
Other tax payables	26,851,725	4,115,207	8,210,599
Payable to dealers	37,610,651	5,764,084	29,666,154
Deposit due to third-parties	19,105,683	2,928,074	21,026,154
Payable to suppliers	5,090,553	780,161	8,233,432
Accrued professional service fees	4,630,000	709,579	4,380,000
Interest payable	1,237,131	189,599	2,890,110
Amount due to third-parties			59,764,366
Derivative financial liability			3,289,676
Others	27,255,779	4,177,131	31,660,944
Accrued expenses and other current liabilities	¥ 324,734,202	$ 49,767,694	¥ 278,690,234